N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08824

Integrity Fund of Funds, Inc.

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

INTEGRITY FUND OF FUNDS, INC.
Schedule of Investments September 30, 2011 (unaudited)
		Fair
	Quantity	Value
MUTUAL FUNDS (58.3%)
American Growth Fund of America Class A	14,872	$396,633
Davis New York Venture Class A	9,508	279,905
Dodge & Cox Stock Fund	3,202	294,058
Fidelity Dividend Growth Fund	14,022	327,123
Sequoia Fund	1,435	186,580
T Rowe Price Dividend Growth Fund	12,759	266,794
T Rowe Price Equity Income Fund	17,675	365,882
T Rowe Price New Era Fund	9,834	390,903
Vanguard Capital Opportunity Fund Investor Class	29,416	828,651
Yacktman Fund	18,793	305,763
		3,642,292
EXCHANGE TRADED FUNDS (36.5%)
iShares Dow Jones Oil&Gas E&P Index	4,600	235,428
PowerShares QQQ NASDAQ 100	7,000	367,640
Vanguard Dividend Appreciation Index Fund	7,900	385,204
Vanguard Growth ETF	8,000	447,520
Vanguard Large-Cap ETF	7,000	361,550
Vanguard Wellington Fund Investor Class	16,491	481,530
		2,278,872

TOTAL MUTUAL FUNDS/ETFs (COST: $6,657,710)		$5,921,164

SHORT-TERM SECURITIES (5.3%)	Shares
^ Wells Fargo Advantage Investment Money Market 0.053% (COST: $330,712)	330,712	$330,712

TOTAL INVESTMENTS IN SECURITIES (COST: $6,988,422) (100.1%)		$6,251,876
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)		(5,240)

NET ASSETS (100.0%)		$6,246,636

^ Variable rate security; rate shown represents rate as of September 30, 2011.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At September 30, 2011, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

Investments at cost	$6,988,422
Unrealized appreciation	$188,691
Unrealized depreciation	$925,237
Net unrealized appreciation (depreciation)*	($736,546)

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Short Term Securities	$330,712	$0	$0	$330,712
Mutual Funds	3,642,292	0	0	3,642,292
ETFs	2,278,872	0	0	2,278,872
Total	$6,251,876	$0	$0	$6,251,876

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Fund of Funds, Inc.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

November 29, 2011

By: /s/ Adam Forthun
Adam Forthun
Treasurer

November 29, 2011